Equity Method Investments and Related Party Transactions (Schedule of Income (Loss) From Equity Method Investments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule of Equity Method Investments [Line Items]
Trademark gain	$ 0		$ 0	$ 0	$ 19,500
Proportionate share of net loss of equity method investees	(9,010)		(4,676)	(15,416)	(8,354)
Amortization of differences in carrying amount and underlying equity	(619)		(368)	(1,238)	(1,031)
Total income (loss) from equity method investments	(9,629)		(5,044)	(16,654)	10,115
Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Trademark gain		19,500
Proportionate share of net loss of equity method investees	(7,575)		(4,001)	(13,397)	(7,258)
Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Proportionate share of net loss of equity method investees	$ (1,435)		$ (675)	$ (2,019)	$ (1,096)